Federated Hermes Short-Term Income Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—48.6%
		Basic Industry - Metals & Mining—0.4%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,529,346
		Capital Goods - Aerospace & Defense—0.7%
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,740,576
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	4,949,207
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,149,161
		TOTAL	8,838,944
		Capital Goods - Construction Machinery—1.2%
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,486,372
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,017,479
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,855,327
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,748,488
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 5.470% (SOFR +0.200%), 10/11/2024	2,102,756
		TOTAL	15,210,422
		Capital Goods - Diversified Manufacturing—1.1%
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,068,193
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,892,644
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	709,741
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,438,504
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,661,618
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,290,659
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,508,944
		TOTAL	13,570,303
		Communications - Media & Entertainment—1.2%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,705,695
4,000,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.600%, 5/15/2028	3,989,022
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,625,277
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,776,946
		TOTAL	15,096,940
		Communications - Telecom Wireless—0.6%
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	3,996,145
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	3,952,884
		TOTAL	7,949,029
		Communications - Telecom Wirelines—0.2%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	2,995,063
		Consumer Cyclical - Automotive—4.6%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,908,124
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,331,660
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.967% (SOFR +0.750%), 12/13/2024	5,991,950
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,050,645
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,053,800
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,032,848
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.916% (SOFR +0.620%), 10/15/2024	4,974,297
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.204% (SOFR +1.040%), 2/26/2027	4,951,118
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,728,126
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,505,608

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 4,285,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	$ 4,152,368
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,735,925
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,890,249
		TOTAL	59,306,718
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,317,860
		Consumer Cyclical - Services—0.5%
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,127,349
		Consumer Non-Cyclical - Food/Beverage—1.4%
1,500,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,333,098
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,630,081
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	791,865
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 6.579% (CME Term SOFR 3 Month +1.271%), 10/17/2023	1,390,932
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,931,100
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,415,947
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,980,583
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,237,653
		TOTAL	17,711,259
		Consumer Non-Cyclical - Health Care—1.8%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,671,678
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,658,301
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,825,329
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,278,064
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,004,972
6,650,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 5.831% (SOFR +0.530%), 10/18/2024	6,650,029
		TOTAL	23,088,373
		Consumer Non-Cyclical - Pharmaceuticals—2.1%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,468
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,213,853
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 6.562% (3-month USLIBOR +1.010%), 12/15/2023	4,550,164
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,745,468
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,565,867
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,752,631
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,333,363
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,537,193
		TOTAL	26,389,007
		Consumer Non-Cyclical - Products—0.2%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,599,853
		Consumer Non-Cyclical - Tobacco—1.2%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,077,871
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,500,000
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	3,975,124
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	3,961,940
		TOTAL	15,514,935
		Energy - Integrated—1.0%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,144,304
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,576,700
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,744,491
		TOTAL	13,465,495

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.1%
$ 1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	$ 1,395,072
		Energy - Refining—1.1%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,898,844
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,910,617
		TOTAL	13,809,461
		Financial Institution - Banking—14.9%
4,000,000		American Express Co., Sr. Unsecd. Note, 2.550%, 3/4/2027	3,655,382
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.742% (SOFR +0.600%), 2/18/2025	1,700,248
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,523,952
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,960,836
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,476,259
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,656,449
2,500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.520% (SOFR +0.200%), 10/25/2024	2,485,570
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,874,967
5,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.140% (SOFR +0.810%), 1/27/2027	4,972,989
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,855,719
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,707,168
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,218,199
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	4,984,519
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,906,911
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.721% (SOFR +0.420%), 10/18/2024	4,984,579
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	3,895,114
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,680,925
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,843,569
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,663,777
1,155,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.014% (SOFR +0.694%), 1/25/2026	1,152,864
3,000,000		Citizens Bank, N.A., Sr. Unsecd. Note, 6.064%, 10/24/2025	2,905,680
3,450,000		Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,195,442
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.676% (SOFR +0.400%), 7/7/2025	6,810,517
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,097,226
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	1,456,868
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,942,444
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.233% (SOFR +0.920%), 10/21/2027	4,025,872
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.279% (SOFR +1.120%), 2/24/2028	3,725,527
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,980,470
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,990,909
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,940,971
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.801% (SOFR +0.600%), 12/10/2025	4,984,996
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.001% (SOFR +0.765%), 9/22/2027	2,465,612
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,965,595
2,140,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.952% (SOFR +0.625%), 1/24/2025	2,137,012
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	661,739
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	828,162
1,855,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.592% (SOFR +0.466%), 11/10/2023	1,854,189
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.785% (SOFR +0.455%), 1/25/2024	2,999,335
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,751,211
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,203,776
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.015% (SOFR +0.760%), 9/29/2026	5,898,377
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,782,363
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,965,932

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	$ 1,608,943
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,067,008
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,000,913
5,000,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,892,931
2,915,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,880,285
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,141,044
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	882,832
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,734,134
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,141,580
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,009,671
3,000,000	[2]	UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,851,729
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,024,924
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,395,903
		TOTAL	191,402,118
		Financial Institution - Finance Companies—1.2%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,600,194
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,421,630
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,729,416
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,076,668
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,727,023
		TOTAL	15,554,931
		Financial Institution - Insurance - Health—0.3%
2,760,000		The Cigna Group, Sr. Unsecd. Note, 0.613%, 3/15/2024	2,670,968
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,830,231
		TOTAL	4,501,199
		Financial Institution - Insurance - Life—2.1%
6,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,413,544
1,910,000		CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,829,237
5,000,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,886,539
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,396,972
5,000,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.624% (SOFR +0.330%), 1/14/2025	4,989,614
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,162,502
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	3,915,050
3,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 5.535% (SOFR +0.380%), 8/23/2024	2,995,284
		TOTAL	27,588,742
		Financial Institution - Insurance - P&C—0.6%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,874,756
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 6.479% (CME Term SOFR 3 Month +1.171%), 7/15/2027	915,930
		TOTAL	7,790,686
		Technology—1.6%
4,000,000		Apple, Inc., Sr. Unsecd. Note, 4.421%, 5/8/2026	3,968,468
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,121,744
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,456,398
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	3,000,499
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,453,972
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,919,984
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,510,785
		TOTAL	20,431,850
		Transportation - Railroads—0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,202,525

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.5%
$ 3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	$ 3,309,093
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,959,265
		TOTAL	6,268,358
		Utility - Electric—6.5%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,718,155
4,670,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 6.113% (3-month USLIBOR +0.480%), 11/1/2023	4,668,554
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,683,147
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,130,843
3,750,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 5.776% (SOFR +0.650%), 5/13/2024	3,745,480
5,040,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,828,393
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,047,746
1,345,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,355,051
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,353,417
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,717,719
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	7,878,052
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,688,343
2,625,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 5.669% (SOFR +0.380%), 1/12/2024	2,625,008
3,530,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.553% (SOFR +0.300%), 6/28/2024	3,508,326
7,370,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.631% (SOFR +0.330%), 10/18/2024	7,348,181
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,823,903
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,934,258
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,584,700
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,428,314
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,854,408
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,819,546
		TOTAL	82,741,544
		Utility - Natural Gas—1.1%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,866,990
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,095,520
		TOTAL	13,962,510
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,652,738
		TOTAL CORPORATE BONDS (IDENTIFIED COST $643,721,709)	623,012,630
		ASSET-BACKED SECURITIES—43.9%
		Auto Receivables—26.5%
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,879,514
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,880,387
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,670,315
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,857,138
2,025,000		AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,885,813
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,647,652
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,128,996
3,635,000		AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,568,216
5,750,000		Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,174,055
7,250,000		CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,513,800
6,000,000		CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,387,770
1,027,695		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	994,665
1,391,039		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	1,347,635
379,374		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	367,585

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 1,767,080	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	$ 1,673,993
1,000,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	988,089
1,000,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	989,668
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,839,277
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,883,721
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,228,256
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	982,483
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,960,235
4,272,419	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	4,206,703
2,047,245	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	2,016,042
1,550,000	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,549,577
3,340,000	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	3,298,629
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,462,037
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,392,599
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,991,411
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,796,590
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	4,918,149
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,424,509
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	4,871,978
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,638,445
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	5,933,581
8,500,000	Ford Credit Floorplan Master O 2023-1, Class B, 5.310%, 5/15/2028	8,410,924
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,938,204
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	4,923,117
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,394,980
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,554,758
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,727,216
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,994,326
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,497,032
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,722,702
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,482,286
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,445,189
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,954,174
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,908,106
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,677,707
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,049,968
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,644,331
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,458,833
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,609,983
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,308,199
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,009,505
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,260,587
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,657,235
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,489,357
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,968,742
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,913,466
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,485,786
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,545,079
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 3.870%, 7/15/2027	3,724,684
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,500,430

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	$ 677,749
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	778,253
1,406,307	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	1,354,869
496,344	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	479,129
2,308,071	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	2,275,644
821,835	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	811,884
1,369,726	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	1,349,579
958,808	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	941,011
936,960	Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	934,955
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,922,576
3,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,502,346
540,000	Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	499,367
142,818	Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	142,641
2,286,769	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	2,251,963
3,165,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,072,885
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,388,116
2,500,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,439,874
3,000,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,938,178
2,250,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,205,720
6,750,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,575,347
5,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,811,580
6,400,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,172,975
14,000,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,415,084
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,341,950
6,330,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,183,016
6,220,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,898,771
4,000,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	3,990,901
420,809	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	418,905
5,000,000	Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	4,953,284
3,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,831,561
1,800,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,652,788
1,500,000	World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,361,363
1,750,000	World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,587,152
1,375,000	World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,246,581
7,110,000	World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,478,315
2,423,770	World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,383,511
3,750,000	World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,542,863
3,500,000	World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,197,476
2,550,000	World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,272,208
	TOTAL	339,888,789
	Credit Card—4.7%
6,000,000	Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,771,945
6,000,000	Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,873,710
13,500,000	Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	12,668,078
2,500,000	Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,455,007
4,600,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,535,808
7,000,000	Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,047,685
3,000,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,613,600
4,000,000	Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,927,770
2,000,000	Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,964,646

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	$ 2,348,724
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,217,432
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,265,234
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	1,951,860
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,351,874
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,625,523
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,909,280
		TOTAL	60,528,176
		Equipment Lease—5.9%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	2,983,004
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	8,320,316
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,925,338
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,203,802
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,925,531
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,492,789
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	4,993,134
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,916,571
6,685,000		Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,563,827
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,290,952
8,500,000		Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,580,207
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,052,274
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,627,574
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,637,650
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,323,529
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	999,772
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	3,994,221
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,656,215
2,375,000		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	2,382,553
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	2,995,670
		TOTAL	75,864,929
		Home Equity Loan—0.0%
5,985	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.816% (1-month USLIBOR +0.480%), 1/15/2028	4,886
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	108,272
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	113,158
		Other—5.0%
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,962,657
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,955,223
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,045,263
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,489,820
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,829,338
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,916,560
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,351,979
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,215,382
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,369,482
1,182,812		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,123,487
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,194,993
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	12,209,712
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,342,707

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	$ 6,326,795
		TOTAL	63,333,398
		Student Loans—1.8%
705,403	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.863% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	696,712
2,856,763		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	2,632,865
2,296,207		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,024,601
1,561,251		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,421,827
5,837,497		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	5,091,486
11,061,762	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.059% (CME Term SOFR 1 Month +0.804%), 4/20/2062	10,895,416
411,201		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	406,474
		TOTAL	23,169,381
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $591,486,305)	562,897,831
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.3%
		Commercial Mortgage—2.3%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.768% (CME Term SOFR 1 Month +1.250%), 7/15/2035	4,889,907
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 6.423% (CME Term SOFR 1 Month +1.177%), 12/19/2030	3,967,538
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 6.743% (CME Term SOFR 1 Month +1.497%), 12/19/2030	8,464,585
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,460,414
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,632,216)	28,782,444
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
		Federal Home Loan Mortgage Corporation—1.2%
3,131		FHLMA REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	3,141
12,796		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	12,054
4,867		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	4,801
839		FHLMC REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	835
302,776	[1]	FHLMC REMIC, Series 3117, Class FE, 5.482% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	296,625
34,775	[1]	FHLMC REMIC, Series 3152, Class WF, 5.642% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	34,240
95,268	[1]	FHLMC REMIC, Series 3317, Class F, 5.582% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	93,316
44,292	[1]	FHLMC REMIC, Series 3542, Class NF, 5.932% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	43,983
154,423	[1]	FHLMC REMIC, Series 3556, Class FA, 6.092% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	155,707
10,072,024		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,866,480
6,415,283	[1]	FHLMC REMIC, Series KF95, Class AL, 5.477% (1-month USLIBOR +0.260%), 11/25/2030	6,360,623
74,045		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	78,866
		TOTAL	15,950,671
		Federal National Mortgage Association—0.5%
10	[1]	FNMA REMIC, Series 1993-179, Class FO, 5.984% (3-month CMT +0.700%), 10/25/2023	10
22,553		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	22,578
18,849	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.683% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	18,685
2,514		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	2,442
72,210	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.613% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	71,175
374,553	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.633% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	367,850
47,474	[1]	FNMA REMIC, Series 2008-69, Class FB, 6.183% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	47,483
105,818	[1]	FNMA REMIC, Series 2009-69, Class F, 6.033% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	105,506
162,490	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.723% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	160,041
110,691	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.633% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	108,883
890,980	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.583% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	866,894
713,060	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.533% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	692,034
3,740,644	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.483% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,619,600

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 6,158	[1]	FNMA, Class FB, 5.683% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	$ 6,089
		TOTAL	6,089,270
	[1]	Government National Mortgage Association—0.1%
886,036		GNMA REMIC, Series 2013-H16, Class FA, 5.703% (1-month USLIBOR +0.540%), 7/20/2063	881,912
607,929		GNMA REMIC, Series 2013-H17, Class FA, 5.713% (1-month USLIBOR +0.550%), 7/20/2063	605,486
		TOTAL	1,487,398
		Non-Agency Mortgage—0.1%
1,947		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.773%, 3/25/2033	1,764
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	1,947
64,921		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.555%, 9/25/2034	45,405
566,401		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	461,188
401,090		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	325,610
11,429		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	11,361
167,478	[1]	Washington Mutual 2006-AR15, Class 1A, 5.053% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	151,883
184,074	[1]	Washington Mutual 2006-AR17, Class 1A, 4.105% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	160,105
		TOTAL	1,159,263
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,436,414)	24,686,602
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
145,408		FHLMC ARM, 4.233%, 3/1/2033	145,304
1,335		FHLMC ARM, 5.342%, 11/1/2030	1,354
		TOTAL	146,658
		Federal National Mortgage Association—0.1%
168,016		FNMA ARM, 3.764%, 8/1/2033	164,133
168,330		FNMA ARM, 4.309%, 5/1/2034	165,763
70,441		FNMA ARM, 4.335%, 4/1/2028	69,825
7,612		FNMA ARM, 4.368%, 10/1/2027	7,547
61,463		FNMA ARM, 5.377%, 5/1/2040	61,264
		TOTAL	468,532
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $629,141)	615,190
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
33,734		FNMA, Pool 728568, 6.500%, 10/1/2033	34,938
		Government National Mortgage Association—0.0%
346		GNMA, Pool 423843, 8.500%, 8/15/2026	348
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,022)	35,286
		INVESTMENT COMPANIES—3.5%
696,109		Bank Loan Core Fund	6,049,190
637,355		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[4]	637,355
38,452,075		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	38,448,229
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,185,438)	45,134,774
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,338,127,245)	1,285,164,757
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(3,696,930)
		TOTAL NET ASSETS—100%	$1,281,467,827

At July 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	500	$101,515,625	September 2023	$(1,333,156)
United States Treasury Notes 5-Year Long Futures	1,200	$128,184,376	September 2023	$(2,244,211)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,577,367)
The average notional value of long contracts held by the Fund throughout the period was $232,116,211. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Affiliates	Value as of 4/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2023	Shares Held as of 7/31/2023	Dividend Income
Bank Loan Core Fund	$5,912,739	$142,608	$—	$(6,157)	$—	$6,049,190	696,109	$142,531
Federated Hermes Government Obligations Fund, Premier Shares*	$1,445,448	$4,887,382	$(5,695,475)	$—	$—	$637,355	637,355	$13,084
Federated Hermes Institutional Prime Value Obli- gations Fund, Institutional Shares	$38,362,130	$142,439,311	$(142,355,700)	$50	$2,438	$38,448,229	38,452,075	$409,276
TOTAL OF AFFILIATED TRANSACTIONS	$45,720,317	$147,469,301	$(148,051,175)	$(6,107)	$2,438	$45,134,774	39,785,539	$564,891

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$623,378	$637,355

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$623,012,630	$—	$623,012,630
Asset-Backed Securities	—	562,897,831	0	562,897,831
Commercial Mortgage-Backed Securities	—	28,782,444	—	28,782,444
Collateralized Mortgage Obligations	—	24,686,602	—	24,686,602
Adjustable Rate Mortgages	—	615,190	—	615,190
Mortgage-Backed Securities	—	35,286	—	35,286
Investment Companies	45,134,774	—	—	45,134,774
TOTAL SECURITIES	$45,134,774	$1,240,029,983	$0	$1,285,164,757
Other Financial Instruments:[1]
Liabilities	$(3,577,367)	$—	$—	$(3,577,367)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate